Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expenses (Benefit)

The reconciliation of income tax expenses (benefit) at the statutory federal income tax rate of 34% to net income tax benefit included in the statements of operations and comprehensive loss for the years ended December 31, 2015, 2014 and 2013 is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
U.S. federal taxes provision (benefit) at statutory rate	$(7,681)	$(7,502)	$(7,184)
State taxes	—	—	—
Change in valuation allowance	7,725	6,854	9,517
Stock-based compensation	530	1,139	375
Change in deferreds	56	(2)	(1,718)
Other	(577)	(465)	(670)

Total income tax provision	$53	$24	$320

Summary of Components of Company's Deferred Tax Assets

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$111,696	$105,609
Research and other credits	12,001	10,995
Capitalized research and development expenses	132	456
Deferred revenue	1,045	516
Stock-based compensation	9,605	9,402
Other	3,645	3,967

Total deferred tax assets	138,124	130,945
Valuation allowance for deferred tax assets	(138,124)	(130,945)
Deferred tax liabilities—Intangibles	(397)	(405)

Net deferred tax assets and liabilities	$(397)	$(405)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2015	2014
Balance at beginning of the year	$5,702	$5,252
Increases (decrease) related to prior year tax positions	737	—
Increases (decrease) related to current year tax positions	526	450
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—

Balance at end of the year	$6,965	$5,702